Average Annual Total Returns - Invesco SP SmallCap Consumer Staples ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Consumer Staples Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	17.67%	9.55%	13.88%	17.02%	9.16%	13.56%	10.65%	7.49%	11.62%	17.96%	9.87%	14.16%	22.78%	9.56%	12.44%